Impairment of Goodwill - Additional Information (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of information for cash-generating units [line items]
Period over which management has projected cash flow and dividend projections	5 years
Impairment losses were recognized for goodwill	¥ 0	¥ 0